Vessels, Net - Vessels Acquired (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013 Nave Bellatrix	Feb. 13, 2013 Nave Rigel	Mar. 22, 2013 Nave Orion	Apr. 24, 2013 Nave Atropos	Jun. 10, 2013 Nave Titan	Jun. 26, 2013 Nave Equinox	Jul. 09, 2013 Nave Capella	Jul. 09, 2013 Nave Pulsar	Jul. 22, 2013 Nave Universe	Aug. 13, 2013 Nave Celeste	Sep. 03, 2013 Nave Alderamin	Sep. 05, 2013 Nave Constellation	Sep. 24, 2013 Nave Dorado	Sep. 30, 2013 Bougainville	Oct. 23, 2013 Nave Lucida	Dec. 06, 2013 Shinyo Navigator	Jan. 20, 2012 Nave Estella	Jul. 31, 2012 Nave Atria	Aug. 31, 2012 Nave Cassiopeia	Oct. 30, 2012 Nave Cetus	Nov. 09, 2012 Nave Aquila
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date				Jan. 24, 2013	Feb. 13, 2013	Mar. 22, 2013	Apr. 24, 2013	Jun. 10, 2013	Jun. 26, 2013	Jul. 09, 2013	Jul. 09, 2013	Jul. 22, 2013	Aug. 13, 2013	Sep. 03, 2013	Sep. 05, 2013	Sep. 24, 2013	Sep. 30, 2013	Oct. 23, 2013	Dec. 06, 2013	Jan. 20, 2012	Jul. 31, 2012	Aug. 31, 2012	Oct. 30, 2012	Nov. 09, 2012
Vessel Type				MR2 product tanker	LR1 product tanker	MR2 product tanker	LR1 product tanker	MR2 product tanker	MR2 product tanker	MR2 product tanker	MR2 product tanker	Chemical tanker	VLCC	MR2 product tanker	Chemical tanker	MR2 product tanker	MR2 product tanker	MR2 product tanker		LR1 product tanker	MR2 product tanker	LR1 product tanker	LR1 product tanker	MR2 product tanker
Vessels capacity per DWT				49,999	74,673	49,999	74,695	49,999	50,922	49,995	50,922	45,313	298,717	49,998	45,281		50,626			75,000	49,992	74,711	74,581	49,991
Total Vessel Acquisition Cost				$ 38,021	$ 47,863	$ 38,054	$ 48,197	$ 37,123		$ 37,151				$ 37,340					$ 18,132	$ 44,643	$ 37,583	$ 43,827	$ 44,018	$ 37,765
Cash consideration	288,906	83,253	140,704	4,563	16,591	8,157	17,089	9,573	23,449	9,639	23,625	34,208	35,864	9,886	34,294	16,789	35,560	16,817		11,023	8,997	27,315	27,545	12,686
Loss on sale of vessel	(21,098)	0	0																21,098
Vessels, net	1,353,131	940,738																	38,461
Write Off Of Bunker Cost																			44
Expenses related to disposal of vessel																			725
Transferred From Vessel Deposits				33,458	28,272	29,897	28,108	27,550		27,512				27,454						33,620	28,586	13,512	13,473	25,079
Series D Preferred Stock issued for vessel acquisition					3,000		3,000															3,000	3,000
Deposits for vessels acquisitions	100,112	276,142
Additions to Deposits for Vessels Acquisitions	24,907	142,119
Vessel Deposits Financed Through Loans	70,620	204,014
Deposits For Vessel Acquisition Transferred to Vessel	202,251	114,270
Capitalized Interest	$ 6,149	$ 14,240	$ 11,450